OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Employees and related accruals	$ 10,721	$ 6,388
Government authorities	6,446	24,743
Deferred revenue	18,945	13,920
Other	2,454	4,274
Total	$ 38,566	$ 49,325